WILMER CUTLER PICKERING

HALE AND DORR LLP

2445 M STREET NW

WASHINGTON, DC 20037

202-663-6000 • FAX 202-663-6363

September 13, 2005

BY ELECTRONIC SUBMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Judiciary Plaza

Washington, DC 20549

Re:	Bottomline Technologies (de), Inc.
Registration Statement on Form S-3

Ladies and Gentlemen:

Submitted herewith for filing on behalf of Bottomline Technologies (de), Inc. (the “Company”) is a Registration Statement on Form S-3 relating to the registration under the Securities Act of 1933, as amended (the “Securities Act”), of 184,956 shares of Common Stock of the Company.

This filing is being effected by direct transmission to the Commission’s EDGAR System. In anticipation of this filing, the Company caused the filing fee of $350.27 to be wire transferred to the Commission’s account at Mellon Bank in Pittsburgh.

This filing includes as an exhibit an opinion of Wilmer Cutler Pickering Hale and Dorr LLP. Wilmer Cutler Pickering Hale and Dorr LLP hereby confirms to the staff that the reference made in its opinion to the General Corporation Law of the State of Delaware includes the statutory provisions and also all applicable provisions of the Delaware Constitution and reported judicial decisions interpreting these laws.

Acceleration requests may be made orally, and the Company has authorized us to represent on their behalf that they are aware of their obligations under the Securities Act with respect thereto.

Please contact the undersigned at (202) 663-6886 with any questions or comments you may have regarding this filing.

Very truly yours,

/s/ JESSICA SEMERJIAN
Jessica Semerjian

cc:	John A. Burgess
Kevin Donovan